Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Abstract]
Schedule of Consolidated Financial Statements

The subsidiaries considered in the preparation of these consolidated financial statements are:

	% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
Lytus Technologies Private Limited	India	100%	100%	100%
Lytus Sri Sai Networks Private Limited*	India	51%	51%	51%
Lytus Technologies Inc.	United States	-	-	100%

*	On April 24, 2025, Sri Sai Cable and Broadband Private Limited was renamed Lytus Sri Sai Networks Private Limited. This marked a key step in Lytus’ growth strategy in India. As part of this transition, Srinivas Palle, who controlled Sri Sai, was appointed Managing Director, while Pawan Singhal was appointed as its Chief Operating Officer. The Company plans to make significant investments in infrastructure, digital platforms, and acquisitions to expand last-mile connectivity across urban and rural markets. Sri Sai serves over 4 million active users and is focused on broadband modernization, strategic acquisitions, and launching new service offerings.

Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods

The estimated useful lives of property and equipment for current and comparative periods are as follows:

Buildings	40 years
Property and equipment	3-15 years
Fixtures and fittings	5-10 years
Office equipment	5-10 years
Plant and Machinery	5-10 years

Schedule of Estimated Useful Lives by Major Class of Finite-Life Intangible Assets	Estimated useful lives by major class of finite-life intangible assets are as follow:
Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years
Commercial Rights	5-10 years